Schedule of Investments PIMCO Municipal Income Fund III	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.4% ¤
MUNICIPAL BONDS & NOTES 167.0%
ALABAMA 8.0%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	$7,500	$8,814
7.900% due 10/01/2050	19,000	19,315
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	557
5.250% due 05/01/2044	1,000	1,139

		29,825

ARIZONA 7.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,200	1,303
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	1,263
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	4,359
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,812
5.000% due 07/01/2044	1,245	1,529
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	16,120

		27,386

CALIFORNIA 9.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	12,000	13,223
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,241
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	2,265
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,015	1,015
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,730
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	3,000	3,097
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,312
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	3,197
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	859
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,490
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,626

		36,055

COLORADO 3.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (c)	1,500	1,723
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (c)	3,500	4,105
4.000% due 08/01/2044	2,000	2,221
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	2,500	2,951
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,424
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	768

		13,192

CONNECTICUT 1.7%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2037	2,000	2,535

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	3,727

		6,262

DISTRICT OF COLUMBIA 0.9%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	810
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	631
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,963

		3,404

FLORIDA 9.5%
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011 5.000% due 10/01/2041	3,000	3,071
Florida Development Finance Corp. Revenue Bonds, Series 2019 7.375% due 01/01/2049	1,500	1,479
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	101
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 8.051% due 10/01/2039 (d)	5,000	5,031
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,800	2,002
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	4,383
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,132
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,785
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,661
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,750	1,898
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,200
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (c)	3,750	4,167
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	3,730
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2049 (b)	2,600	913
0.000% due 09/01/2053 (b)	2,600	761

		35,314

GEORGIA 4.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	1,750	1,116
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (c)	3,000	3,466
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,370
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	11,172

		18,124

ILLINOIS 18.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	4,149
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,500	4,190
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,471
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	448
5.500% due 01/01/2042	1,000	1,110
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	8,139
5.500% due 01/01/2034	2,665	2,991
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,611
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	2,044
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	3,750	3,914
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (c)	3,000	3,089
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	1,030	743
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,010	1,131

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,248
5.000% due 05/01/2041	1,500	1,726
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,331
5.000% due 11/01/2027	7,000	8,344
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,500	1,865
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	3,119
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	1,156
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	860
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (c)	3,900	4,819
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	3,500	4,387

		66,885

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	1,166
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,775
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	755	777

		4,718

IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	379	402
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	350	355

		758

KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (c)	2,000	2,179

		2,179

LOUISIANA 5.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	3,608
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (c)	4,000	4,544
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,014
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,692
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	845
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,718
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	950	990

		18,411

MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,563
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,136

		2,699

MARYLAND 1.6%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (c)	3,600	4,122
Maryland Economic Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2056	500	588
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	1,000	1,014

		5,724

MASSACHUSETTS 8.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,161

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,705
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	1,500	1,830
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	275	124
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 5.500% due 11/15/2056 (b)(e)	140	24
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (c)	2,500	2,766
5.000% due 01/01/2047	1,000	1,141
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	526
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (c)	3,000	3,683
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (c)	15,745	16,707

		31,667

MICHIGAN 5.3%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (c)	3,000	3,434
4.000% due 12/01/2040 (c)	500	567
5.000% due 12/01/2031 (c)	1,200	1,474
5.000% due 12/01/2046 (c)	2,500	2,964
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	14,605	1,827
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,500	2,905
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	12,500	620
Michigan Trunk Line State Revenue Bonds, Series 2020 4.000% due 11/15/2045	5,000	5,950

		19,741

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,990

MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2036	425	530
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	170	163

		693

NEBRASKA 2.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	5,500	7,714

NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (c)	4,545	5,119
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	11,000	1,141

		6,260

NEW JERSEY 9.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	3,256	3,749
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,780
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,500	4,930
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,214
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	3,200	2,390
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	1,046
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,503
5.000% due 06/01/2046	7,000	8,138
5.250% due 06/01/2046	3,500	4,185

		33,935

NEW YORK 14.9%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,865	1,872

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	2,372
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,090
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	5,500	6,027
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	31
6.700% due 01/01/2049 ^(a)	863	474
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	4,000	4,671
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,503
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.000% due 11/15/2044	11,000	11,294
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,092
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,500	4,028
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	1,000	1,112
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	567
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	6,276
4.000% due 01/01/2053	620	695
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046 (c)	7,000	7,874
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,452

		55,430

NORTH CAROLINA 2.4%
New Hanover County, North Carolina Revenue Bonds, Series 2011 5.000% due 10/01/2028	6,000	6,138
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,746

		8,884

OHIO 10.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,130
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	5,000	5,353
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	26,000	3,935
5.000% due 06/01/2055	7,000	7,892
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	9,310	10,267
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,500	1,584
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	650	715
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,448
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,592

		37,916

OKLAHOMA 1.0%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,600	1,939
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	1,500	1,791

		3,730

OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	586

PENNSYLVANIA 4.1%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,000	1,136
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,673
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	5,000	5,608
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,062
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012 5.625% due 07/01/2042	1,645	1,730

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,842

		15,051

PUERTO RICO 4.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(a)	4,000	3,150
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041 ^(a)	1,000	975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	17,624	5,400
4.750% due 07/01/2053	6,992	7,610

		17,135

SOUTH CAROLINA 2.0%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,562
5.500% due 12/01/2053	1,750	1,956

		7,518

TENNESSEE 0.8%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	1,035
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	1,137
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	750	738

		2,910

TEXAS 11.9%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,986
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,840
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,151
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,300	1,304
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	5,040
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (c)	4,000	4,880
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (c)	5,000	5,360
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,758
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (c)	300	343
4.000% due 08/15/2035 (c)	800	912
4.000% due 08/15/2036 (c)	600	682
4.000% due 08/15/2037 (c)	900	1,021
4.000% due 08/15/2040 (c)	900	1,014
North Texas Tollway Authority Revenue Bonds, Series 2011 5.500% due 09/01/2041	600	613
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,678
5.000% due 01/01/2048	1,250	1,455
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	552
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	185
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	7,295	8,574
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,472
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	507

		44,327

UTAH 1.1%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	3,000	3,469
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	645

		4,114

VIRGINIA 4.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,130

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	17
6.000% due 06/01/2043	601	624
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (c)	5,000	5,677
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	4,000	4,582
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	4,333

		16,363

WASHINGTON 2.1%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,546
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	1,096
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	1,250	1,446
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	859

		7,947

WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,077
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (c)	1,500	1,670
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	1,000	1,262

		4,009

WISCONSIN 5.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,315
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,046
7.000% due 07/01/2048	750	818
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	656
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 07/01/2056	650	717
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	1,088
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,833
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (b)	9,410	3,335
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,686
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (c)	2,000	2,265
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,400

		21,159

Total Municipal Bonds & Notes (Cost $560,511)		620,015

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (f) 4.4%		16,211

Total Short-Term Instruments (Cost $16,211)		16,211

Total Investments in Securities (Cost $576,722)		636,226

Total Investments 171.4% (Cost $576,722)		$636,226
Auction Rate Preferred Shares (41.7)%		(154,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.2)%		(34,269)
Other Assets and Liabilities, net (20.5)%		(75,977)

Net Assets Applicable to Common Shareholders 100.0%		$371,280

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2021.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,780	$3,749	1.01%
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000			11/15/2056	07/20/2007	6	24	0.01

						$3,786	$3,773	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	03/31/2021	04/01/2021	$16,211	U.S. Treasury Notes 0.125% due 03/31/2023	$(16,535)	$16,211	$16,211

Total Repurchase Agreements						$(16,535)	$16,211	$16,211

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$29,825	$0	$29,825
	Arizona			0	27,386	0	27,386
	California			0	36,055	0	36,055
	Colorado			0	13,192	0	13,192
	Connecticut			0	6,262	0	6,262
	District of Columbia			0	3,404	0	3,404
	Florida			0	35,314	0	35,314
	Georgia			0	18,124	0	18,124
	Illinois			0	66,885	0	66,885
	Indiana			0	4,718	0	4,718
	Iowa			0	758	0	758
	Kansas			0	2,179	0	2,179
	Louisiana			0	18,411	0	18,411
	Maine			0	2,699	0	2,699
	Maryland			0	5,724	0	5,724
	Massachusetts			0	31,667	0	31,667
	Michigan			0	19,741	0	19,741
	Minnesota			0	1,990	0	1,990
	Missouri			0	693	0	693
	Nebraska			0	7,714	0	7,714
	Nevada			0	6,260	0	6,260
	New Jersey			0	33,935	0	33,935
	New York			0	55,430	0	55,430
	North Carolina			0	8,884	0	8,884
	Ohio			0	37,916	0	37,916
	Oklahoma			0	3,730	0	3,730
	Oregon			0	586	0	586
	Pennsylvania			0	15,051	0	15,051
	Puerto Rico			0	17,135	0	17,135
	South Carolina			0	7,518	0	7,518
	Tennessee			0	2,910	0	2,910
	Texas			0	44,327	0	44,327

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2021 (Unaudited)

Utah	0	4,114	0	4,114
Virginia	0	16,363	0	16,363
Washington	0	7,947	0	7,947
West Virginia	0	4,009	0	4,009
Wisconsin	0	21,159	0	21,159
Short-Term Instruments
Repurchase Agreements	0	16,211	0	16,211

Total Investments	$0	$636,226	$0	$636,226

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information

Notes to Financial Statements (Cont.)

regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Other Abbreviations:
TBA	To-Be-Announced